GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.94%
44,000	Air Products & Chemicals Inc	$ 8,782,840
273,000	Kirkland Lake Gold Ltd(a)	8,080,800
205,000	RPM International Inc	12,197,500
		29,061,140
Communications — 3.29%
24,000	Chewy Inc Class A(a)(b)	899,760
666,000	Corning Inc	13,679,640
134,000	IAC/InterActiveCorp(b)	24,016,820
74,000	Spotify Technology SA(b)	8,986,560
66	Venture Global LNG Inc Series B(b)(c)(d)	253,968
410	Venture Global LNG Inc Series C(b)(c)(d)	1,577,680
		49,414,428
Consumer, Cyclical — 13.49%
85,000	Alaska Air Group Inc	2,419,950
205,000	Aptiv PLC	10,094,200
120,000	Burlington Stores Inc(b)	19,015,200
72,000	CarMax Inc(b)	3,875,760
127,920	Casey's General Stores Inc	16,948,121
11,000	Chipotle Mexican Grill Inc(b)	7,198,400
65,200	Darden Restaurants Inc	3,550,792
187,000	Dollar General Corp	28,238,870
169,000	Dollar Tree Inc(b)	12,416,430
160,000	Dunkin' Brands Group Inc	8,496,000
34,000	Five Below Inc(b)	2,392,920
176,000	Hilton Worldwide Holdings Inc	12,010,240
129,000	Levi Strauss & Co Class A(a)	1,603,470
6,000	Lululemon Athletica Inc(b)	1,137,300
82,000	Marriott International Inc Class A	6,134,420
881,000	MGM Resorts International	10,395,800
204,000	Norwegian Cruise Line Holdings Ltd(b)	2,235,840
41,000	O'Reilly Automotive Inc(b)	12,343,050
343,000	Tapestry Inc	4,441,850
59,000	Tiffany & Co	7,640,500
26,000	Ulta Beauty Inc(b)	4,568,200
126,000	United Airlines Holdings Inc(a)(b)	3,975,300
75,245	Vail Resorts Inc	11,114,439
115,000	VF Corp	6,219,200
81,000	Visteon Corp(b)	3,886,380
		202,352,632
Consumer, Non-Cyclical — 32.76%
302,000	Acadia Healthcare Co Inc(b)	5,541,700
57,000	ACADIA Pharmaceuticals Inc(b)	2,408,250
191,000	Alcon Inc(a)(b)	9,706,620
431,000	Alkermes PLC(b)	6,215,020
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
74,000	Alnylam Pharmaceuticals Inc(b)	$ 8,054,900
145,000	Amarin Corp PLC ADR(a)(b)	580,000
36,000	Argenx SE ADR(b)	4,742,280
25,000	Ascendis Pharma A/S ADR(b)	2,815,250
663,000	Avantor Inc(b)	8,280,870
118,000	Avery Dennison Corp	12,020,660
550,000	Bruker Corp	19,723,000
468,000	Catalent Inc(b)	24,312,600
580,147	Clarivate Analytics PLC(b)	12,038,050
82,000	Conagra Brands Inc	2,405,880
117,000	Cooper Cos Inc	32,253,390
340,000	CoreLogic Inc	10,383,600
23,000	CoStar Group Inc(b)	13,505,830
571,140	Elanco Animal Health Inc(b)	12,787,825
103,227	Equifax Inc	12,330,465
115,000	Exact Sciences Corp(b)	6,670,000
76,000	FleetCor Technologies Inc(b)	14,177,040
58,000	Gartner Inc(b)	5,775,060
157,000	Global Payments Inc	22,644,110
789,000	Hologic Inc(b)	27,693,900
47,000	ICU Medical Inc(b)	9,483,190
20,000	IDEXX Laboratories Inc(b)	4,844,800
157,000	IHS Markit Ltd	9,420,000
147,000	Incyte Corp(b)	10,764,810
50,000	Ionis Pharmaceuticals Inc(b)	2,364,000
22,000	MarketAxess Holdings Inc	7,316,540
88,000	Neurocrine Biosciences Inc(b)	7,616,400
293,000	Perrigo Co PLC	14,090,370
77,000	PPD Inc(b)	1,371,370
176,000	PRA Health Sciences Inc(b)	14,615,040
164,000	Reynolds Consumer Products Inc(a)	4,783,880
122,000	Seattle Genetics Inc(b)	14,076,360
381,000	ServiceMaster Global Holdings Inc(b)	10,287,000
336,000	Sprouts Farmers Market Inc(b)	6,246,240
136,000	Teleflex Inc	39,828,960
249,000	TransUnion	16,478,820
203,000	TreeHouse Foods Inc(b)	8,962,450
128,000	Verisk Analytics Inc	17,840,640
59,000	West Pharmaceutical Services Inc	8,982,750
48,000	WEX Inc(b)	5,018,400
		491,458,320
Energy — 1.32%
293,000	Concho Resources Inc	12,555,050
200,000	Continental Resources Inc(a)	1,528,000
81,000	Pioneer Natural Resources Co	5,682,150
		19,765,200
Financial — 6.87%
118,000	Assurant Inc	12,282,620

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
206,000	Axis Capital Holdings Ltd	$ 7,961,900
131,000	Cboe Global Markets Inc	11,691,750
46,000	E*TRADE Financial Corp	1,578,720
239,000	Fidelity National Financial Inc	5,946,320
230,000	Fifth Third Bancorp	3,415,500
411,000	KKR & Co Inc Class A	9,646,170
69,000	Progressive Corp	5,094,960
57,000	Raymond James Financial Inc	3,602,400
435,000	SLM Corp	3,127,650
206,034	Tradeweb Markets Inc Class A	8,661,670
230,000	Webster Financial Corp	5,267,000
146,000	Willis Towers Watson PLC	24,798,100
		103,074,760
Industrial — 19.31%
380,000	Agilent Technologies Inc	27,215,600
40,000	Allegion PLC	3,680,800
555,000	Ball Corp	35,886,300
188,000	BWX Technologies Inc	9,157,480
72,000	Cognex Corp	3,039,840
485,000	Colfax Corp(a)(b)	9,603,000
131,000	FLIR Systems Inc	4,177,590
263,000	Fortive Corp	14,514,970
148,000	IDEX Corp	20,440,280
758,834	Ingersoll Rand Inc(b)	18,819,083
187,000	JB Hunt Transport Services Inc	17,247,010
249,000	Keysight Technologies Inc(b)	20,836,320
85,682	L3Harris Technologies Inc	15,433,042
23,000	Martin Marietta Materials Inc	4,352,290
313,000	National Instruments Corp	10,354,040
29,000	Packaging Corp of America	2,518,070
58,000	Roper Technologies Inc	18,084,980
324,000	Sealed Air Corp	8,006,040
498,000	Sensata Technologies Holding PLC(b)	14,407,140
659,000	Textron Inc	17,575,530
87,000	Waste Connections Inc	6,742,500
116,410	Xylem Inc	7,581,783
		289,673,688
Technology — 14.00%
100,000	Atlassian Corp PLC Class A(b)	13,726,000
161,000	Black Knight Inc(b)	9,347,660
234,000	Ceridian HCM Holding Inc(b)	11,716,380
202,000	DocuSign Inc(b)	18,664,800
179,000	Entegris Inc	8,013,830
14,000	Fidelity National Information Services Inc	1,702,960
205,000	Fiserv Inc(b)	19,472,950
805,000	Marvell Technology Group Ltd	18,217,150
234,000	Maxim Integrated Products Inc	11,374,740
Shares		Fair Value
Technology — (continued)
326,000	Microchip Technology Inc(a)	$ 22,102,800
147,000	Skyworks Solutions Inc	13,138,860
144,000	Slack Technologies Inc Class A(a)(b)	3,864,960
103,000	Splunk Inc(b)	13,001,690
102,000	SS&C Technologies Holdings Inc	4,469,640
93,000	Veeva Systems Inc Class A(b)	14,542,410
9,042	WeWork Class A(b)(c)(d)	32,551
88,000	Workday Inc Class A(b)	11,459,360
196,000	Xilinx Inc	15,276,240
		210,124,981
Utilities — 1.75%
65,000	Atmos Energy Corp	6,449,950
62,000	Eversource Energy	4,849,020
132,000	Sempra Energy	14,914,680
		26,213,650
TOTAL COMMON STOCK — 94.73% (Cost $1,428,666,802)		$1,421,138,799
CONVERTIBLE PREFERRED STOCK
Communications — 0.10%
183	Roofoods Ltd Series D-1 0.00%(b)(c)(d)	56,592
5,230	Roofoods Ltd Series F 0.00%(b)(c)(d)	1,504,153
		1,560,745
Consumer, Cyclical — 0.23%
323,569	Rivian Automotive Series D-1 0.00%(b)(c)(d)	3,476,425
Technology — 0.02%
44,193	WeWork Series D-1 0.00%(b)(c)(d)	159,095
34,723	WeWork Series D-2 0.00%(b)(c)(d)	125,003
		284,098
TOTAL CONVERTIBLE PREFERRED STOCK — 0.35% (Cost $6,716,121)		$5,321,268
GOVERNMENT MONEY MARKET MUTUAL FUNDS
259,000	BlackRock FedFund Institutional Class(e), 0.33%(f)	259,000
300,000	Federated Hermes Government Obligations Fund Premier Shares(e), 0.37%(f)	300,000

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
215,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(e), 0.34%(f)	$ 215,000
300,000	Goldman Sachs Financial Square Government Fund Institutional Class(e), 0.34%(f)	300,000
300,000	Invesco Government & Agency Portfolio Institutional Class(e), 0.43%(f)	300,000
300,000	JPMorgan US Government Money Market Fund Capital Shares(e), 0.32%(f)	300,000
173,000	Morgan Stanley Government Portfolio Institutional Class(e), 0.25%(f)	173,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.12% (Cost $1,847,000)		$1,847,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.91%
$2,593,903	Undivided interest of 47.62% in a repurchase agreement (principal amount/value $5,448,888 with a maturity value of $5,448,890) with Bank of Montreal, 0.01%, dated 3/31/20 to be repurchased at $2,593,903 on 4/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 4.69%, 9/10/20 - 1/20/69, with a value of $5,557,868.(e)	2,593,903
3,667,514	Undivided interest of 6.89% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,034) with RBC Capital Markets Corp, 0.01%, dated 3/31/20 to be repurchased at $3,667,514 on 4/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 7/15/20 - 2/20/50, with a value of $54,304,820.(e)	3,667,514
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,667,514	Undivided interest of 6.89% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,049) with Citigroup Global Markets Inc, 0.02%, dated 3/31/20 to be repurchased at $3,667,514 on 4/1/20 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 11.00%, 4/15/20 - 1/1/59, with a value of $54,304,816.(e)	$ 3,667,514
3,667,514	Undivided interest of 7.04% in a repurchase agreement (principal amount/value $52,106,736 with a maturity value of $52,106,750) with HSBC Securities (USA) Inc, 0.01%, dated 3/31/20 to be repurchased at $3,667,514 on 4/1/20 collateralized by various U.S. Government Agency securities, 2.50% - 8.00%, 2/1/30 - 3/1/56, with a value of $53,148,871.(e)	3,667,514
TOTAL SHORT TERM INVESTMENTS — 0.91% (Cost $13,596,445)		$13,596,445
TOTAL INVESTMENTS — 96.11% (Cost $1,450,826,368)		$1,441,903,512
OTHER ASSETS & LIABILITIES, NET — 3.89%		$58,324,852
TOTAL NET ASSETS — 100.00%		$1,500,228,364

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
(a)	All or a portion of the security is on loan at March 31, 2020.
(b)	Non-income producing security.
(c)	Security is fair valued using significant unobservable inputs.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of March 31, 2020.
ADR	American Depositary Receipt
At March 31, 2020, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Common Stock
Venture Global LNG Inc Series B	03/08/2018	$199,320	$253,968	0.02%
Venture Global LNG Inc Series C	10/16/2017-03/08/2018	1,504,805	1,577,680	0.10
WeWork Class A	05/26/2015	128,136	32,551	0.00
Convertible Preferred Stock
Rivian Automotive Series D-1	12/23/2019	3,476,425	3,476,425	0.23
Roofoods Ltd Series D-1	05/16/2019	76,476	56,592	0.00
Roofoods Ltd Series F	09/12/2017	1,849,174	1,504,153	0.10
WeWork Series D-1	12/09/2014	735,866	159,095	0.01
WeWork Series D-2	12/09/2014	578,180	125,003	0.01
		$8,548,382	$7,185,467	0.47%
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.

March 31, 2020

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. There were no transfers in or out of Level 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$1,419,274,600	$—	$1,864,199	$1,421,138,799
Convertible Preferred Stock	—	—	5,321,268	5,321,268
Government Money Market Mutual Funds	1,847,000	—	—	1,847,000
Short Term Investments	—	13,596,445	—	13,596,445
Total Assets	$1,421,121,600	$13,596,445	$7,185,467	$1,441,903,512
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2020